Schedule of Note Payables to Related Party Transaction (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jun. 09, 2022	May 31, 2022	May 10, 2022	Apr. 01, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	$ 5,950,845	$ 4,462,028
Total loan payables to shareholder		4,462,028					$ 50,000
Less - current portion		(4,462,028)					(28,802)
Total note payables to related parties (current)		1,247,011
December 6, 2021 - $50,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	50,000	50,000
Total loan payables to shareholder		50,000					50,000
February 11, 2022 - $150,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	150,000	150,000
Total loan payables to shareholder		150,000
May 8, 2022 - $550,000
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	550,000	550,000
Total loan payables to shareholder		550,000
May 9, 2022 - $1,100,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	1,100,000	1,100,000
Total loan payables to shareholder		1,100,000
May 16, 2022 - $450,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	450,000	450,000
Total loan payables to shareholder		450,000
June 1, 2022 - $500,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	500,000	500,000
Total loan payables to shareholder		500,000
June 30, 2022 - $922,028 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	922,028	922,028
Total loan payables to shareholder		922,028
August 25, 2022 - $290,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	290,000	290,000
Total loan payables to shareholder		290,000
November 15, 2022 - $450,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	450,000	450,000
Total loan payables to shareholder		450,000
May 16, 2023 - $150,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	150,000
May 18, 2023 - $50,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	50,000
June 5, 2023 - $150,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	150,000
September 30, 2023 - $138,817 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	50,000
July 13, 2023 -$50,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	50,000
August 1, 2023 - $190,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	190,000
August 7, 2023 - $50,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	50,000
September 30, 2023 - $660,000 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	660,000
September 30, 2023 - $138,817 [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)	138,817
April 1, 2022 - $237,610 [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)		237,610				$ 237,610
Total note payables to related parties (current)		237,610				$ 237,610
May 10, 2022 ($12,500) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	12,500	12,500			$ 12,500
Total note payables to related parties (current)		12,500			12,500
May 10, 2022 ($12,500) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	12,500	12,500			12,500
Total note payables to related parties (current)		12,500			12,500
May 10, 2022 ($20,000) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	20,000	20,000			20,000
Total note payables to related parties (current)		20,000			$ 20,000
May 31, 2022 ($5,000) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	5,000	5,000		$ 5,000
Total note payables to related parties (current)		5,000		5,000
May 31, 2022 ($15,000) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	15,000	15,000		15,000
Total note payables to related parties (current)		15,000		$ 15,000
June 9, 2022 ($15,000) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	15,000	15,000	$ 15,000
Total note payables to related parties (current)		15,000	$ 15,000
December 31, 2022 - ($929,401) [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)		929,401
Total note payables to related parties (current)		929,401
Related Party [Member]
Related Party Transaction [Line Items]
Total notes payable to related parties (current)	$ 80,000	1,247,011
Loan Payable To Shareholder [Member]
Related Party Transaction [Line Items]
Total loan payables to shareholder (current)							$ 21,198